Deferred transaction cost – Sponsor share purchase	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Deferred transaction cost – Sponsor share purchase

12. Deferred transaction costs – Sponsor share purchase

Details of deferred transaction costs as of June 30, 2026 and December 31, 2025 are as follows:

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Non-Current
Deferred transaction costs (*)	₩	2,545,885	2,393,915

(*)	The deferred balance includes the non-refundable amount paid to Mountain Crest Global Holdings LLC (the “Sponsor”) to purchase 325,000 founder shares, which will subsequently be transitioned into the Pubco ordinary shares upon completion of the Business Combination. The shares will be transferred at the closing of the business combination and the deferred balances will be charged against equity via treasury shares.

As of June 30, 2026 and December 31, 2025, the Company had deferred $1.8 million and $1.7 million, respectively, in transaction costs directly associated with the ongoing Business Combination.

16. Deferred transaction cost – Sponsor share purchase

Details of deferred transaction cost as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Current
Deferred transaction cost (*)	₩	2,393,915	1,025,730

(*)	The deferred balance includes the non-refundable amount paid to Mountain Crest Global Holdings LLC (the “Sponsor”) to purchase 300,000 founder shares, which will subsequently be transitioned into the Pubco ordinary shares upon completion of the Business Combination. The shares will be transferred at the closing of the business combination and the deferred balances will be charged against equity via treasury shares.

As of December 31, 2025 and 2024, the Company had deferred $1.7 million and $0.75 million, respectively, in transaction costs directly associated with the ongoing Business Combination.